T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price Health Sciences Fund—I Class SUMMARY
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Health Sciences Fund, Inc. T. Rowe Price Health Sciences Fund-I Class
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.69%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
T. Rowe Price Health Sciences Fund, Inc. | T. Rowe Price Health Sciences Fund-I Class | USD ($)	70	221	384	859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate (for existing classes) was 31.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”). While the fund can invest in companies of any size, the majority of fund assets are expected to be invested in large- and mid-capitalization companies.

The fund defines the health sciences industry broadly and divides it into four main areas: pharmaceutical companies; health care services companies; medical products and devices providers; and biotechnology firms. Our allocation among these four areas will vary depending on the relative potential we see within each area and the outlook for the overall health sciences sector.

The fund will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may be emphasized. The fund generally seeks investments in companies that are developing new and effective medicines, as well as companies whose business models reduce costs or improve quality in health care systems.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks and options in keeping with the fund’s objectives.

The fund writes call and put options primarily as a means of generating additional income. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Industry risk A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in health sciences companies, the fund may perform poorly during a downturn in that industry. Health sciences companies can be adversely affected by, among other things, legislative or regulatory changes, intense competitive challenges, the need for government approval to offer products and services, and product obsolescence.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Options risk To the extent the fund uses options, it is exposed to additional volatility and potential losses. Writing call or put options exposes the fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund. Certain call options carry a potentially unlimited risk of loss.
Performance
The Health Sciences Fund—I Class has an inception date of March 23, 2016, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the Health Sciences Fund (“Investor Class”). Because the Health Sciences Fund—I Class is expected to have lower expenses than the Investor Class, its performance, had it existed over the periods shown, would have been higher. The Investor Class and the Health Sciences Fund—I Class share the same portfolio. The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Investor Class.

Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Health Sciences Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	3/31/12	17.94%
Worst Quarter	12/31/08	-19.15%

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - T. Rowe Price Health Sciences Fund, Inc.	1 Year	5 Years	10 Years
T. Rowe Price Health Sciences Fund, Inc.	12.98%	27.01%	16.76%
T. Rowe Price Health Sciences Fund, Inc. | Returns after taxes on distributions	9.87%	24.80%	15.34%
T. Rowe Price Health Sciences Fund, Inc. | Returns after taxes on distributions and sale of fund shares	9.25%	21.96%	13.85%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Lipper Health/Biotechnology Funds Index	8.55%	23.78%	13.51%

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.